Shareholders' equity, capital distribution and earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity, capital distribution and earnings per share [Abstract]
Shareholder's Equity

Number of
shares
NOK per value NOK USD
Share capital at 1 January 2023 3,175,470,159

2.50

7,938,675,397.50

1,142,036,265

Capital reduction (172,365,554) 2.50

(430,913,885.00) (41,519,325)
Share capital at 31 December 2023 3,003,104,605

2.50

7,507,761,512.50

1,100,516,940

Number of
shares
NOK per value Common Stock
Authorised and issued 3,003,104,605

2.50

7,507,761,512.50

Treasury shares
Share buy-back programme (49,486,793) 2.50

(123,716,982.50)
Employees share saving plan (8,884,668) 2.50

(22,211,670.00)
Total outstanding shares 2,944,733,144

2.50

7,361,832,860.00

Dividends

At 31 December
(in USD million) 2023 2022
Dividends declared 10,783

7,549

USD per share or ADS 3.6000

2.4000

Dividends paid 10,906

5,380

USD per share or ADS 3.6000

1.6800

NOK per share 37.8522

16.4837

Share buy-back programme

Number of shares 2023 2022
Share buy-back programme at 1 January 42,619,172

13,460,292

Purchase 63,748,254

56,290,671

Cancellation (56,880,633) (27,131,791)
Share buy-back programme at 31 December 49,486,793

42,619,172

Equity impact of share buy-back programmes
(in USD million) 2023 2022
First tranche 330

330

Second tranche 550

440

Third tranche 550

605

Fourth tranche 550

605

Total open market share 1,980

1,980

Norwegian state share
1)
3,705

1,399

Total 5,685

3,380
1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.

Employees share saving plan

Employees share saving plan
Number of shares 2023 2022
Share saving plan at 1 January 10,908,717

12,111,104

Purchase 2,204,207

2,127,172

Allocated to employees (4,228,256) (3,329,559)
Share saving plan at 31 December 8,884,668

10,908,717

Earnings per share

Earnings per share
(in USD million) 2023 2022
Basic earnings per share
Net income (loss) attributable to shareholders of the company 11,885

28,746

Weighted average number of ordinary shares outstanding 3,021

3,174

Basic earnings per share (in USD) 3.93

9.06

Diluted earnings per share
Net income (loss) attributable to shareholders of the company 11,885

28,746

Weighted average number of ordinary shares outstanding, diluted 3,027

3,183

Diluted earnings per share (in USD) 3.93

9.03